Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Firm Commitment to Purchase Asset
The aircraft and engines contractual obligations net of discounts and pre-delivery
payments, including estimated amounts for contractual price escalation, are as follows:

Year ending December 31,
2022	242,602
2023	379,985
2024	707,197
2025	517,339
2026	417,853
Thereafter	842,125

$3,107,101